Accounts payable, and accrued liabilities	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, and accrued liabilities	Accounts payable and accrued liabilities

	2025	2024
	$	$

Trade payables and trade accruals	34,146	33,499
Accrued compensation and benefits	25,538	23,595
Accrued payroll taxes on share-based compensation	2,892	3,566
Sales tax payable	4,655	4,893
Provisions and other	5,844	3,126

Total accounts payable and accrued liabilities	73,075	68,679